Offerings	May 08, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Common Shares, Warrants, Units, Debt Securities, Subscription Receipts
Fee Rate	0.01381%
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 146,680,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,256.51
Offering Note	Largo Inc. (the "Registrant") is registering under this Registration Statement on Form F-10 (this "Registration Statement") such indeterminate number of [common shares, warrants and units] of the Registrant as shall have an aggregate initial offering price not to exceed US$367,200,000 (converted from C$500,000,000 at an exchange rate of C$1.00 = US$0.7344, which was the daily exchange rate as reported by the Bank of Canada on May 5, 2026). Any securities registered by this Registration Statement may be sold separately or as units with other securities registered under this Registration Statement. The proposed maximum initial offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the common shares, warrants, units, debt securities and subscription receipts under this Registration Statement. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "U.S. Securities Act") with respect to the common shares, warrants, units, debt securities and subscription receipts to be sold by the Registrant. In no event will the aggregate offering price of all common shares, warrants, units, debt securities and subscription receipts sold by the Registrant from time to time pursuant to this Registration Statement exceed US$367,200,000 (converted from C$500,000,000 at an exchange rate of C$1.00 = US$0.7344, which was the daily exchange rate as reported by the Bank of Canada on May 5, 2026). Pursuant to Rule 416 under the U.S. Securities Act, this Registration Statement also covers an indeterminate number of additional common shares, warrants, units, debt securities and subscription receipts that may be offered or issued by the Registrant in connection with any share split, share dividend or any similar transaction.